Document and Entity Information	Sep. 25, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 25, 2017
Registrant Name	OPTIMUM FUND TRUST
Central Index Key	0001227523
Amendment Flag	false
Document Creation Date	Sep. 25, 2017
Document Effective Date	Sep. 25, 2017
Prospectus Date	Jul. 28, 2017
Optimum Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	OALGX
Optimum Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	OCLGX
Optimum Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	OILGX